Investment Objectives and Goals - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TRUST SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Trust’s objective is to provide you as high a level of current income exempt from Hawaiian state and regular Federal income taxes as is consistent with preservation of capital.